Stockholders' Equity (Deficit) (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of warrants
Beginning balance, outstanding	21,212,813	17,017,601	11,916,801
Issued		6,191,500	5,100,800
Exercised warrants	(2,500)
Exercised or cancelled		(1,996,288)
Warrants issued to vendor	104,315
Ending balance, outstanding	21,314,628	21,212,813	17,017,601
Weighted average exercise price
Beginning balance, outstanding weighted average exercise price	$ 1.19	$ 1.29	$ 1.71
Issued, weighted average exercise price		0.75	0.28
Exercised or cancelled weighted average exercise price		0.36
Exercised warrants	0.28
Warrants issued to vendor	0.68
Ending balance, outstanding weighted average exercise price	$ 1.19	$ 1.19	$ 1.29
Expiring in 2015	285,345	285,345
Expiring in 2016	6,000,000
Expiring in 2017	7,235,622	7,235,622
Expiring thereafter	7,793,661	13,691,846